Expense Example, No Redemption (Invesco U.S. Small/Mid Cap Value Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Class A, Invesco U.S. Small/Mid Cap Value Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class A
1 Year	$ 695
3 Years	1,061
5 Years	1,450
10 Years	2,536
Class B, Class A, Invesco U.S. Small/Mid Cap Value Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class B
1 Year	229
3 Years	768
5 Years	1,334
10 Years	2,689
Class C, Class A, Invesco U.S. Small/Mid Cap Value Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	229
3 Years	768
5 Years	1,334
10 Years	2,873
Class Y, Class A, Invesco U.S. Small/Mid Cap Value Fund
Expense Example, No Redemption:
Expense Example, No Redemption, By Year, Column [Text]	Class Y
1 Year	128
3 Years	463
5 Years	822
10 Years	$ 1,831